INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 1.7%
369,404	Rolls-Royce Holdings plc(a)	$ 512,855
4,977	Safran S.A.	640,195
7,110	Thales S.A.	820,476
		1,973,526
	APPAREL & TEXTILE PRODUCTS - 1.0%
4,108	Cie Financiere Richemont S.A.	560,310
395	Hermes International	550,174
		1,110,484
	ASSET MANAGEMENT - 3.7%
31,521	3i Group plc	564,672
5,451	Groupe Bruxelles Lambert S.A.	568,146
19,118	Industrivarden A.B.	531,068
19,355	Industrivarden A.B., C Shares	528,868
24,174	Investor A.B.	495,218
10,823	L E Lundbergforetagen A.B.	526,359
395	Partners Group Holding A.G.	536,822
12,798	Schroders plc	525,997
		4,277,150
	AUTOMOTIVE - 3.6%
6,004	Bayerische Motoren Werke A.G.	582,825
3,713	Cie Generale des Etablissements Michelin SCA	516,331
5,767	Continental A.G.(a)	496,698
7,347	Denso Corporation	514,291
2,370	Ferrari N.V.	510,285
217,698	Geely Automobile Holdings Ltd.	401,705
18,407	Tata Motors Ltd. - ADR(a) (c)	557,548
7,663	Toyota Industries Corporation	582,606
		4,162,289
	BANKING - 10.0%
8,611	Commonwealth Bank of Australia	584,405
41,949	Credit Agricole S.A.	539,405
35,550	Danske Bank A/S	603,908
90,218	Grupo Financiero Banorte S.A.B. de C.V.	612,237
9,243	HDFC Bank Ltd. - ADR	574,637

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 10.0% (Continued)
29,072	ICICI Bank Ltd. - ADR	$ 566,032
232,497	Intesa Sanpaolo SpA	597,995
12,087	KB Financial Group, Inc. - ADR(c)	594,681
6,952	KBC Group N.V.	503,020
4,187	Macquarie Group Ltd.	549,652
286,380	Malayan Banking Bhd	597,791
29,783	National Australia Bank Ltd.	625,895
11,929	OTP Bank Nyrt(a)	458,379
54,115	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	519,831
628,416	Public Bank Bhd	666,361
43,766	Skandinaviska Enskilda Banken A.B.	506,717
68,967	Standard Bank Group Ltd.	729,504
56,327	Svenska Handelsbanken A.B., A Shares	539,790
30,257	Swedbank A.B., A Shares	490,245
30,099	United Overseas Bank Ltd.	664,007
		11,524,492
	BIOTECH & PHARMA - 2.0%
18,881	Chugai Pharmaceutical Company Ltd.	624,127
3,002	CSL Ltd.	566,742
30,889	Grifols S.A.	589,409
5,372	UCB S.A.	588,589
		2,368,867
	CHEMICALS - 6.4%
3,555	Air Liquide S.A.	592,832
5,530	Akzo Nobel N.V.	527,139
6,873	Brenntag S.E.	577,156
4,582	Croda International plc	459,982
553	EMS-Chemie Holding A.G.	547,761
18,881	Evonik Industries A.G.	569,373
158	Givaudan S.A.	663,394
2,844	Koninklijke DSM N.V.	533,589
82,002	Mitsubishi Chemical Holdings Corporation	583,074
7,584	Novozymes A/S, Class B	497,502
11,850	Sociedad Quimica y Minera de Chile S.A. - ADR	784,233

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CHEMICALS - 6.4% (Continued)
5,214	Solvay S.A.	$ 583,089
4,266	Symrise A.G.	509,509
		7,428,633
	COMMERCIAL SUPPORT SERVICES - 2.3%
18,802	Bureau Veritas S.A.	541,056
27,097	Compass Group plc	615,724
13,114	Edenred	601,359
4,977	Eurofins Scientific S.E.	505,347
158	SGS S.A.	453,919
		2,717,405
	CONSTRUCTION MATERIALS - 3.3%
8,532	Cie de Saint-Gobain	535,343
11,613	CRH plc	527,453
8,927	HeidelbergCement A.G.	582,052
11,929	Holcim Ltd.	599,448
16,037	James Hardie Industries plc - ADR	519,971
53,562	Siam Cement PCL (The) - ADR	641,872
1,501	Sika A.G.	500,775
		3,906,914
	CONTAINERS & PACKAGING - 0.5%
51,192	Amcor plc - ADR	589,576

	DIVERSIFIED INDUSTRIALS - 0.4%
15,089	Alfa Laval A.B.	493,679

	E-COMMERCE DISCRETIONARY - 0.5%
7,821	Zalando S.E.(a)	522,569

	ELECTRIC UTILITIES - 6.7%
4	Aboitiz Equity Ventures, Inc.	5
36,182	Azure Power Global Ltd.(a) (c)	598,812
44,082	E.ON S.E.	599,064
113,997	EDP - Energias de Portugal S.A.	557,904
26,702	Endesa S.A.	588,869

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRIC UTILITIES - 6.7% (Continued)
110,916	Enel Americas S.A. - ADR(c)	$ 644,422
77,341	Enel SpA	572,360
41,159	Engie S.A.	658,580
19,750	Fortum OYJ	417,282
452,196	Gulf Energy Development PCL - ADR	698,111
51,429	Iberdrola S.A.	587,134
27,334	SSE plc	624,960
255,448	Tenaga Nasional Bhd	558,180
76,709	Terna Rete Elettrica Nazionale SpA	631,600
		7,737,283
	ELECTRICAL EQUIPMENT - 1.9%
19,987	Assa Abloy A.B., Class B	530,738
50,402	Delta Electronics Thailand PCL	622,494
38,394	Hexagon A.B.	521,714
2,291	Schindler Holding A.G.	528,295
		2,203,241
	ENGINEERING & CONSTRUCTION - 1.5%
16,906	Bouygues S.A.	607,077
19,276	Ferrovial S.A.	527,890
5,767	Vinci S.A.	611,301
		1,746,268
	ENTERTAINMENT CONTENT - 0.5%
109,968	Bollore S.A.	559,644

	FOOD - 2.5%
20,145	Ajinomoto Company, Inc.	585,124
237	Barry Callebaut A.G.	547,804
4	Chocoladefabriken Lindt & Spruengli A.G.	451,379
188,336	Grupo Bimbo S.A.B. de C.V.	582,995
195,920	Wilmar International Ltd.	632,932
		2,800,234
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
32,943	Stora Enso OYJ, R Shares	634,330
53,132	Suzano S.A.	567,017

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5% (Continued)
15,879	UPM-Kymmene OYJ	$ 552,034
		1,753,381
	GAS & WATER UTILITIES - 0.9%
18,486	Naturgy Energy Group S.A. (c)	498,170
102,068	Snam SpA	568,317
		1,066,487
	HEALTH CARE FACILITIES & SERVICES - 1.8%
9,322	Fresenius Medical Care A.G. & Company KGaA	599,234
14,852	Fresenius S.E. & Company KGaA	520,744
326,636	IHH Healthcare Bhd	511,366
18,644	Sonic Healthcare Ltd.	474,528
		2,105,872
	HOME CONSTRUCTION - 0.4%
790	Geberit A.G.	518,002

	HOUSEHOLD PRODUCTS - 1.0%
6,004	Beiersdorf A.G.	608,817
7,742	Henkel A.G. & Company KGaA	595,605
		1,204,422
	INDUSTRIAL REIT - 0.5%
33,733	Goodman Group	544,539

	INDUSTRIAL SUPPORT SERVICES - 0.4%
7,584	Ashtead Group plc	496,037

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
279,942	B3 S.A. - Brasil Bolsa Balcao	790,953
3,634	Deutsche Boerse A.G.	622,308
6,557	London Stock Exchange Group plc	578,212
		1,991,473
	INSURANCE - 3.5%
14,062	Admiral Group plc	561,537
29,546	Dai-ichi Life Holdings, Inc.	618,899
151,048	Legal & General Group plc	561,643

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 3.5% (Continued)
35,234	Prudential plc	$ 537,135
12,087	Sampo OYJ, A Shares	574,190
1,027	Swiss Life Holding A.G.	627,494
24,411	Tryg A/S	554,138
		4,035,036
	INTERNET MEDIA & SERVICES - 1.3%
4,029	Naspers Ltd., N Shares	505,321
7,347	Prosus N.V.	456,623
5,372	REA Group Ltd.	513,677
		1,475,621
	MACHINERY - 2.7%
8,769	Atlas Copco A.B., Class A	457,563
32,153	CNH Industrial N.V.	462,445
2,923	FANUC Corporation	537,906
21,804	Sandvik A.B.	476,123
948	SMC Corporation	561,178
96,200	WEG S.A.	548,084
		3,043,299
	MEDICAL EQUIPMENT & DEVICES - 1.9%
3,555	Coloplast A/S - Series B	534,890
11,850	Demant A/S(a)	499,953
3,002	EssilorLuxottica S.A.	527,614
1,580	Sonova Holding A.G.	614,987
		2,177,444
	METALS & MINING - 6.1%
5,372	Anglo American Platinum Ltd.	838,508
34,444	Antofagasta plc	702,741
20,461	BHP Group Ltd.	691,639
20,224	BHP Group Ltd.	685,246
44,240	Fortescue Metals Group Ltd.	583,077
35,471	Newcrest Mining Ltd.	661,201
79,158	Norsk Hydro ASA	750,470
8,374	Rio Tinto Ltd.	718,579
9,006	Rio Tinto plc	699,581

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 6.1% (Continued)
9,796	Southern Copper Corporation	$ 679,744
		7,010,786
	MULTI ASSET CLASS REIT - 0.4%
31,758	Segro plc	554,434

	OIL & GAS PRODUCERS - 4.2%
46,136	Ecopetrol S.A. - ADR(c)	746,019
161,397	ENEOS Holdings, Inc.	637,125
43,924	Eni SpA	681,347
70,784	Inpex Corporation	729,656
10,586	OMV A.G.	503,123
173,958	PTT Exploration & Production PCL - ADR	725,911
39,342	Woodside Petroleum Ltd.	815,351
		4,838,532
	REAL ESTATE OWNERS & DEVELOPERS - 3.3%
243,906	China Overseas Land & Investment Ltd.	744,386
110,758	Hongkong Land Holdings Ltd.	596,986
874,532	SM Prime Holdings, Inc.	679,811
21,093	Sumitomo Realty & Development Company Ltd.	621,284
242,502	Swire Properties Ltd.	629,940
11,139	Vonovia S.E.	593,364
		3,865,771
	RETAIL - CONSUMER STAPLES - 1.5%
25,754	Aeon Company Ltd. (c)	581,922
26,702	Jeronimo Martins SGPS S.A.	581,683
164,241	Wal-Mart de Mexico S.A.B. de C.V.	625,487
		1,789,092
	RETAIL - DISCRETIONARY - 1.3%
5,688	Next plc	523,555
4,977	Pandora A/S	514,335
30,120	SM Investments Corporation	524,747
		1,562,637
	SEMICONDUCTORS - 1.7%
790	ASML Holding N.V.	530,594

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SEMICONDUCTORS - 1.7% (Continued)
13,430	Infineon Technologies A.G.	$ 463,054
2,607	NXP Semiconductors N.V.	495,643
12,166	STMicroelectronics N.V. - ADR	514,865
		2,004,156
	SOFTWARE - 1.4%
4,432	Check Point Software Technologies Ltd.(a)	642,109
10,586	Dassault Systemes S.E.	516,300
2,054	Nice Ltd. - ADR(a)	464,718
		1,623,127
	TECHNOLOGY HARDWARE - 1.3%
4,424	Garmin Ltd.	488,587
58,618	LG Display Company Ltd. - ADR(a) (c)	459,565
56,090	Panasonic Corporation	580,626
		1,528,778
	TECHNOLOGY SERVICES - 1.9%
1,896	Globant S.A.(a)	519,504
13,430	NEC Corporation	578,875
29,783	NTT Data Corporation	562,980
5,372	Wolters Kluwer N.V.	547,140
		2,208,499
	TELECOMMUNICATIONS - 4.2%
581,440	America Movil S.A.B. de C.V.	528,600
195,288	Koninklijke KPN N.V.	667,970
57,433	MTN Group Ltd.(a)	715,676
349,022	Singapore Telecommunications Ltd.	648,721
22,278	SK Telecom Company Ltd. - ADR	558,509
66,822	Telefonica Brasil S.A.	649,664
155,630	Telia Company A.B.	580,062
204,136	Telstra Corp Ltd.	587,015
		4,936,217
	TRANSPORTATION & LOGISTICS - 4.4%
3,792	Aena SME S.A.(a)	622,149
31,205	Atlantia SpA(a)	574,267
2,686	DSV A/S	496,773

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4% (Continued)
10,033	East Japan Railway Company	$ 594,350
1,896	Kuehne + Nagel International A.G.	519,690
46,531	Poste Italiane SpA	536,174
4,982	Ryanair Holdings plc - ADR(a)	496,755
94,556	Sydney Airport(a)	598,743
62,805	Transurban Group	578,749
		5,017,650
	TRANSPORTATION EQUIPMENT - 0.9%
17,143	Alstom S.A.	440,254
6,715	Iveco Group N.V.(a)	56,065
25,912	Volvo A.B.	507,850
		1,004,169
	WHOLESALE - CONSUMER STAPLES - 0.5%
18,648	ITOCHU Corporation	607,179

	TOTAL COMMON STOCKS (Cost $113,776,485)	115,084,894

Shares		Fair Value
	WARRANT — 0.0%(b)
	APPAREL & TEXTILE PRODUCTS - 0.0% (b)
12,580	CIE FINANCIERE RICHMO-A WARRANTS (a)	11,110

	TOTAL WARRANT (Cost $6,914)	11,110

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 3.2%
	MONEY MARKET FUND - 3.2%
3,755,088	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $3,755,088)(d),(e)	3,755,088

	TOTAL INVESTMENTS - 102.4% (Cost $117,538,487)	$ 118,851,092
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(2,805,890)
	NET ASSETS - 100.0%	$ 116,045,202

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan at February 28, 2022. The total fair value of the securities on loan as of February 28, 2022 was $3,608,775.
(d)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $3,755,088 at February 28, 2022.
(e)	Rate disclosed is the seven day effective yield as of February 28, 2022.